Organization and Description of Business - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2013	Dec. 31, 2012
Initial Public Offering [Line Items]
Sale of Shares of common stock	4,025,000	5,900,000
Public offering price	$ 29.75	$ 17.00
Underwriter allotment	525,000	900,000
Sold by existing shareholders	3,117,311		3,117,311
Shares sold pursuant to exercise by the underwriters	406,606		406,606
Proceeds from initial public offering, net of underwriting discounts	$ 113,000
Sold by existing shareholders		1,000,000
Proceeds from initial public offering, net of underwriting discounts		$ 89,400	$ 114,056	$ 93,279
Conversion preferred stock into common stock		14,161,444
Warrant to purchase convertible preferred stock converted into warrants to purchase common stock		120,961